Commitments	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
Commitments

9. Commitments

Intermeccanica, its President and his wife have a joint business line of credit with Bank of Montreal (BMO) with a limit of $200,000 that is payable on demand, bears interest at BMO’s personal line of credit base rate plus 1.5% and is secured by a general security agreement, a specific charge over a vehicle, and a charge over the personal home of the President and his wife. The balance outstanding at December 31, 2017 was $100,705 (2016 - $nil).

Lease obligations relate to the Company’s rent of office space and warehouse space. The term of the leases expire on November 1, 2020 and July 1, 2020 with the Company holding an option to renew for a further five years for the office space.

As at December 31, 2017, future payments required under non-cancellable operating leases contracted for but not capitalized in the financial statements are as follows:

	December 31, 2017	December 31, 2016
Payable not later than one year	$310,034	$221,071
Payable later than one year and not later than five years	507,036	601,542
Payable later than five years	-	-
	$817,070	$882,613